RELATED PARTY TRANSACTIONS (Singapore Transaction) - Additional Information (Detail) $ / shares in Units, $ in Thousands									3 Months Ended		12 Months Ended
	Nov. 01, 2019 USD ($) ft² Property shares	Oct. 29, 2019 USD ($) shares	Nov. 30, 2018 USD ($) ft² a Property	Nov. 26, 2018 USD ($) shares	Nov. 08, 2017 USD ($) Property	Nov. 02, 2017 $ / shares shares	Oct. 25, 2017 shares	Oct. 24, 2017 USD ($)	Mar. 31, 2020 USD ($) Property	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Dec. 15, 2017 shares	Sep. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Real estate held for sale, net											$ 0	$ 128,146
SREIT
Related Party Transaction [Line Items]
Payments to acquire investments					$ 52,500
Ownership %		6.89%			9.50%									7.00%
Number of shares owned (in shares) | shares														43,999,500
Common units owned (in shares) | shares	56,979,352
Common units acquired (in shares) | shares		7,186,000
Investments in unconsolidated entities		$ 5,200
Management fee		10.00%
Performance fee		25.00%
Divestment fee as percent of sale price of assets disposed		0.50%
Acquisition fee as percent of purchase price of assets acquired		1.00%
Disposed of by Sale
Related Party Transaction [Line Items]
Number of real estate properties disposed | Property									0
Closing costs									$ 247	$ 3,917	$ 12,667	$ 36,736	$ 104,589
Office/Flex/Industrial Buildings | Disposed of by Sale
Related Party Transaction [Line Items]
Number of real estate properties disposed | Property												21
Office Properties | Disposed of by Sale
Related Party Transaction [Line Items]
Number of real estate properties disposed | Property											1	1	12
Asset management fees | SREIT
Related Party Transaction [Line Items]
Due from related parties											$ 5,100
Acquisition fees on real estate | SREIT
Related Party Transaction [Line Items]
Due from related parties											$ 1,000
SREIT | Disposed of by Sale
Related Party Transaction [Line Items]
Ownership interest	6.89%	6.89%		7.00%
SREIT | Disposed of by Sale
Related Party Transaction [Line Items]
Issuance of common stock (in shares) | shares	56,979,352			186,236,224
Common stock, shares acquired (in shares) | shares		7,186,000		12,979,852
Common stock, shares acquired		$ 5,200		$ 6,500
KBS Pacific Advisors LLC [Member]
Related Party Transaction [Line Items]
Ownership %	50.00%
Keppel Capital Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership %	50.00%
Investments in unconsolidated entities	$ 27,500
Singapore Portfolio
Related Party Transaction [Line Items]
Real estate held for sale, net															$ 546,500
Extinguishment of debt					$ 401,700
Singapore Portfolio | Disposed of by Sale
Related Party Transaction [Line Items]
Consideration					804,000
Closing costs					$ 7,700
Number of real estate properties disposed | Property					11
Real estate held for sale, net					$ 543,200
Closing costs					$ 7,700
Westpark Portfolio | Disposed of by Sale
Related Party Transaction [Line Items]
Consideration			$ 166,400
Closing costs			$ 3,200
Westpark Portfolio | Office/Flex/Industrial Buildings | Disposed of by Sale
Related Party Transaction [Line Items]
Number of real estate properties disposed | Property			21
Net rentable area | ft²			778,472
Area of land | a			41
125 John Carpenter | Disposed of by Sale
Related Party Transaction [Line Items]
Consideration	99,800
Closing costs	200
Closing costs	$ 200
125 John Carpenter | Office Properties | Disposed of by Sale
Related Party Transaction [Line Items]
Number of real estate properties disposed | Property	2
Net rentable area | ft²	445,317
IPO [Member] | KBSSORP
Related Party Transaction [Line Items]
Sale of stock, period of sale after listing							30 days
Percent of shares not to be sold, pledged or transferred						50.00%
Period from listing in which shares not to be sold, pledged or transferred						12 months
IPO [Member] | Singapore Transaction
Related Party Transaction [Line Items]
Shares purchased (in shares) | shares						262,772,400
Sale of stock (in dollars per share) | $ / shares						$ 0.88
IPO [Member] | Singapore Transaction | KBSSORP
Related Party Transaction [Line Items]
Sale of stock, number of shares purchased | shares							59,713,600							15,714,100
Sale of stock, number of shares sold (in shares) | shares							15,714,100
Singapore Portfolio
Related Party Transaction [Line Items]
Purchase price								$ 804,000